Related Parties - Summary of Transactions with Equity-Accounted Investee (Detail) - Saaranya Hospitality Technologies Private Limited [Member] $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Loan given	$ 55
Interest income	3
Balance Outstanding
Loan outstanding	$ 55